Financial instruments - Schedule of carrying value and estimated fair value of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Liabilities
Deferred finance charges	$ 14,112	$ 7,419
Carrying value
Assets
Cash and cash equivalents, fair value	25,553	263
Liabilities
Current portion of long-term debt, fair value	21,234	7,003
Long-term debt, fair value	432,374	60,437
Related party | Carrying value
Liabilities
Related party liabilities - current, fair value	0	2,696
Related party liabilities - non-current, fair value	0	1,000
Level 1 | Fair value
Assets
Cash and cash equivalents, fair value	25,553	263
Level 1 | Related party | Fair value
Liabilities
Related party liabilities - current, fair value	0	2,696
Related party liabilities - non-current, fair value	0	1,000
Level 2 | Fair value
Liabilities
Current portion of long-term debt, fair value	21,234	7,003
Long-term debt, fair value	$ 429,037	$ 66,902